November 8, 2005 VIA EDGAR	Neal H. Brockmeyer Neal.Brockmeyer@hellerehrman.com Direct +1.213.689.7507 Direct Fax +1.213.244.7604 Main +1.213.689.0200 Fax +1.213.614.1868

Securities and Exchange Commission

Division of Corporation Finance

Station Place

100 F Street, N.E.

Washington, DC 20549-7010

Attn: Jennifer R. Hardy

Re:	SAIC, Inc.
Amendment No. 1 to Registration Statement on Form S-4
Filed October 14, 2005
File No. 333-128022

Science Applications International Corporation

Annual Report on Form 10-K for the fiscal year ended January 31, 2005 and

Subsequent Exchange Act Reports

File No. 0-12771

Ladies and Gentlemen:

On behalf of SAIC, Inc. (the “Company”), this letter responds to the comments of the Staff of the Securities and Exchange Commission set forth in the letter dated October 28, 2005 relating to the above-referenced registration statement (the “Form S-4”). On behalf of the Company, we are concurrently filing Amendment No. 2 to the Form S-4 (the “Amendment”).

Set forth in italicized print below are the Staff’s comments, as set forth in the letter dated October 28, 2005, followed by the Company’s responses.

S-4/A1

1.	If applicable, comments on the S-4/A1 are comments on the S-1/A1 that was filed by SAIC, Inc. or SAIC on October 14, 2005 and the 10-K and subsequent Exchange Act reports of Science Applications International Corporation and vice versa.

Where applicable, the Company has addressed the Staff’s comments on the Form S-4 in Amendment No. 2 to the Form S-1 (File No. 333-128021) (the “Form S-1”), which is being filed by the Company concurrently herewith. Additionally, the Company will address the Staff’s comments in future Exchange Act reports filed by Science Applications International Corporation and the Company, as applicable.

2.	We note your response to prior comments 5 and 28 that you will file by amendment the legality opinion and a long form tax opinion. To expedite our review, consider providing us draft copies of the opinions before you file them by amendment.

Copies of the legality and tax opinions were provided to the Staff in draft form. Revised opinions have been filed with the Amendment. The following are our responses to the comments on the draft opinions that the Staff provided in a letter dated November 4, 2005. With respect to the legality opinion (Exhibit 5.1), we concur with the Staff’s understanding that the reference and limitation to the General Corporation Law of the State of Delaware includes the statutory provisions and all applicable provisions of the Delaware constitution, including reported judicial decisions interpreting these laws. As requested, the assumption under item (vii) in the fifth paragraph and the cited language in the sixth paragraph have been deleted. We have also deleted the assumption under item (iv) in the fifth paragraph, and have relied instead on an opinion of the Senior Vice President, General Counsel and Secretary of Science Applications International Corporation, which has been filed as Exhibit 5.2 to the Form S-4.

With respect to the tax opinion (Exhibit 8.1), we have complied with Staff’s comments and have filed a revised opinion with the Amendment. With regard to the Staff’s request to either (i) delete the disclaimer of any obligation to provide an update of subsequent changes in facts or laws, or (ii) file the opinion shortly before effectiveness of the Form S-4, we have revised the opinion to disclaim any obligation to provide an update of changes in facts or law after the date of effectiveness of the Form S-4.

Letter to Stockholders

3.	For greater clarity, indicate in the second paragraph that holders of Old SAIC stock will be entitled to receive 40 shares “of class A preferred stock.”

The Company has complied with this request and has revised the Letter to Stockholders.

4.	Please disclose that officers and directors will receive dividends from the proceeds of the offering. In the “Interests of Our Directors and Executive Officers in the Merger” section, please disclose how much each named executive officer will receive.

The Company has complied with this request and has provided the estimated range of dividend payments that each director and executive officer is expected to receive, based on beneficial ownership of Science Applications International Corporation common stock as of October 26, 2005, the most recent practicable date, and assumes that shares subject to options exercisable within 60 days following October 26, 2005 will be exercised on or before the record date for the special dividend.

Questions and Answers, page 1

5.	Refer to prior comment 13. Replace the words “is not expected to be” with the words “will not be” in the answer to Q17 on page 5. Alternatively, describe the basis for any uncertainty of the United States federal income tax consequences.

The Company has complied with this request and has provided a brief statement of the basis for uncertainty of the United States federal income tax consequences.

6.	Refer to prior comment 13. Replace the word “should” with the word “will” in the answer to Q36 on page 8. Similarly, revise the third paragraph on page 18 and the second full paragraph on page 56. If counsel will give a “should” opinion instead of a “will” opinion, you must, describe the basis for any uncertainty of the United States federal income tax consequences here and in the opinion. Please also comply with this comment in the “Material Federal Income Tax Consequences-The Special Dividend” section on page 56.

The Company has complied with this request and has provided a brief statement of the basis for uncertainty of the United States federal income tax consequences. The Company notes that the tax opinion is a “should” opinion, rather than a “will” opinion and that the long-form of tax opinion filed with the Amendment also provides information regarding the basis for uncertainty.

7.	In the answer to Q30 on page 7, please clarify how you intend to use proceeds for working capital, capital spending and investments and acquisitions when it appears that you will use all of the proceeds to fund the special dividend.

The Company has complied with this request and has clarified that the offering proceeds will be retained by the Company. As noted in the Company’s response to the Staff’s comments to Amendment No. 1 to the Form S-1, the Company and Old SAIC have structured the offering and dividend so that the dividend will be paid by Old SAIC out of its existing cash reserves. The Company will receive all proceeds from the offering and it expects that it will retain these proceeds at the corporate parent level (i.e., the Company does not expect to move the offering proceeds to Old SAIC). After the completion of the offering, the consolidated cash balances of the Company will be used for general corporate purposes, including working capital, capital spending and possible investments in, or acquisitions of, complementary businesses, services or technologies.

Summary Consolidated Financial Data, page 23

8.	We note your response to prior comment 16. We note that you have subsequently changed the special dividend to be declared by Science Applications International Corporation’s (Old SAIC) board of directors and will be paid by Old SAIC contingent upon the completion of the IPO. However, it appears that the special dividend is expected to exceed earnings from the previous 12 months. As such, SAB Topic 1:B.3 does require the excess of the special dividends over the earnings from the previous 12 months to be included in pro forma basic and diluted EPS. As such, please provide us with your analysis of the requirements of SAB Topic 1:B.3 and revise your disclosures in your Forms S-4 and S-1, as appropriate.

The Company has analyzed the requirements of SAB Topic 1:B.3 and notes that in order to provide the pro forma EPS calculation for the special dividend that is expected to exceed earnings from the previous 12 months, the Company would need dividend per share and the offering price data. The pro forma per share data used in the EPS calculation needs to give effect to the increase in the number of shares which, when multiplied by the offering price, would be sufficient to replace the capital in excess of earnings being withdrawn. The Company intends to provide this pro forma EPS calculation in the Form S-1 as soon as the final dividend amount (currently expected to range from approximately $8 to $10 per share of Old SAIC class A common stock prior to the merger) and the offering price have been determined. As the Company discussed with the SEC staff accountant on November 1, 2005, because: (i) the Form S-4 must be declared effective prior to the Form S-1 in order to allow for stockholders to vote on the merger, (ii) only existing SAIC stockholders are affected by the special dividend, and (iii) no new investors are participating in the offering being made pursuant to the Form S-4, the Company has concluded that it does not need to provide pro forma EPS data under SAB Topic 1.B.3 in the Form S-4. However, the Company is providing additional disclosure indicating that the special dividend will have a dilutive effect on earnings per share.

Interests of Our Directors and Executive Officers in the Merger, page 50

9.	Refer to prior comment 26. Clarify whether any unvested stock options, unvested restricted stock awards, unvested stock units, or a combination of those components held by members of the board of directors and executive officers vest automatically in connection with the merger agreement. If those interests vest automatically in connection with the merger agreement, describe and quantify those interests here and in the summary section. If those interests do not vest automatically in connection with the merger agreement, so indicate.

The Company has complied with this request and has clarified that the merger will not impact unvested equity awards held by directors and executive officers.

Conditions to the Merger, page 54

10.	Refer to prior comment 27 and this subsection’s last bullet point. Expand the disclosure to include the information that you gave us supplementally.

The Company has complied with this request and has provided this additional disclosure.

Financial Statements

Note 2-Business Segment Information, page F-18

11.	We note your response to comment 41 in our letter dated September 28, 2005. We are unable to fully assess whether the operating segments within the government segment have similar economic characteristics as contemplated by SFAS 131. In this regard, we again reference the disparate growth rates disclosed in the Annual Report and also the varying profit margins. Please provide the Exhibit C and Exhibit D reports, or equivalents thereof, for the years ended January 31, 2004 and January 31, 2005.

The Company has complied with this request and has provided, on a supplemental and confidential basis, the requested reports along with additional analysis of the economic characteristics of the Company’s operating segments within its Government segment.

*        *        *

If you have any questions or further comments relating to the foregoing matters, please contact the undersigned at (213) 689-7507. Your assistance in this matter is greatly appreciated.

Sincerely,

/s/ Neal H. Brockmeyer

Neal H. Brockmeyer

cc:	Douglas E. Scott, SAIC, Inc.
Tracey L. Houser, SEC
Alfred P. Pavot, Jr., SEC
Edward M. Kelly, SEC

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